FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value of loans and financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Fair Value	R$ 79,243,200	R$ 66,707,543
Bonds
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	Secondary Market	Secondary Market
Financial Liabilities, Fair Value	R$ 43,703,482	R$ 30,066,087
Foreign | Export credits ("Finnvera") | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	LIBOR	LIBOR
Financial Liabilities, Fair Value	R$ 20,546,778	R$ 17,213,963
Foreign | Export credits (ACC - pre-payment) | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount		DDI
Financial Liabilities, Fair Value		R$ 575,521
Domestic (Brazil) | BNP - Forest Financing | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount		DI 1
Financial Liabilities, Fair Value		R$ 193,646
Domestic (Brazil) | BNDES | TJLP | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 1,399,177	R$ 1,895,959
Domestic (Brazil) | BNDES | TLP | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 647,235	R$ 535,812
Domestic (Brazil) | BNDES | Fixed | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 76,732	R$ 113,979
Domestic (Brazil) | BNDES | SELIC | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 960,215	R$ 693,969
Domestic (Brazil) | BNDES | Currency basket | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 27,239	R$ 54,420
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates") | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1/IPCA	DI 1/IPCA
Financial Liabilities, Fair Value	R$ 3,286,792	R$ 6,039,983
Domestic (Brazil) | Debentures | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 5,498,793	R$ 5,534,691
Domestic (Brazil) | FINAME | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount		DI 1
Financial Liabilities, Fair Value		R$ 14,168
Domestic (Brazil) | FINEP ("Financier of Studies and Projects") | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount		DI 1
Financial Liabilities, Fair Value		R$ 5,138
Domestic (Brazil) | NCE ("Export Credit Notes") | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 1,322,813	R$ 1,445,383
Domestic (Brazil) | NCR ("Rural Credit Notes") | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 283,702	R$ 288,122
Domestic (Brazil) | Export credits ("Pre-payment") | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 1,490,242	R$ 1,464,798
Domestic (Brazil) | FDCO ("West Center Development Fund") | Discount rate | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount		DI 1
Financial Liabilities, Fair Value		R$ 571,904